Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000798290
HSBC Global Equity Volatility Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	hsbcf_SupplementTextBlock

HSBC Funds

HSBC Global Equity Volatility Focused Fund

Supplement dated December 15, 2017
to the Prospectus and Statement of Additional Information (“SAI”),
each dated February 28, 2017, as supplemented to date

Liquidation of the HSBC Global Equity Volatility Focused Fund

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (the “Adviser”), the Board of Trustees of HSBC Funds (the “Trust”) has approved a Plan of Liquidation with respect to the HSBC Global Equity Volatility Focused Fund (the “Fund”). Under the Plan of Liquidation, the Fund will cease its investment operations and liquidate its assets. The Adviser expects that the Fund will be liquidated on or before January 31, 2018 (the “Liquidation Date”).

Effective immediately, the Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Fund from other funds of the Trust. Investors may continue to redeem shares of the Fund prior to the Liquidation Date.

Under the Plan of Liquidation, the Fund will wind up its business and affairs and will cease investing its assets in accordance with its stated investment policies. On or before the Liquidation Date, all portfolio holdings of the Fund will be converted to cash, cash equivalents or other liquid assets. As soon as possible after the Liquidation Date, shareholders in the Fund as of the Liquidation Date will receive, as a liquidating distribution, an amount equal to their proportionate interest in the net assets of the Fund, after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.

The fees and expenses for the Fund, noted in the Fee Table in the Fund’s Prospectus, are based on ordinary operations; however, as the Fund winds down its business and affairs, it is possible that the Fund’s expense ratio may exceed the amounts reflected in the Fund’s Fee Table, although the Adviser has agreed to limit the total operating expense ratio of the Fund to 1.30% for Class A Shares and 0.95% for Class I Shares.

Although the liquidation is not expected to be a taxable event for the Fund, for taxable shareholders, the automatic redemption of Fund shares will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. A shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to do so. Shareholders may also exchange their Fund shares for shares of the same class of any other HSBC Fund subject to any restrictions set forth under “Shareholder Information – Exchanging Your Shares” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE